19. Basic and Diluted Loss per Share: Earnings per share (Tables)	12 Months Ended
Jun. 30, 2023
Tables/Schedules
Earnings per share
	2023	2022	2021
	$	$	$
Net Loss	(15,462,945)	(9,446,454)	(552,436)
	#	#	#
Basic weighted-average number of shares outstanding	18,033,851	15,884,041	13,008,669
Assumed conversion of dilutive stock options and warrants	-	-	-
Diluted weighted-average number of shares outstanding	18,033,851	15,884,041	13,008,669
	$	$	$
Basic and diluted loss per share	(0.85)	(0.60)	(0.04)